CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 302.5	17,020.0	13,474.0	8,223.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	75.4	4,242.0	3,584.0	2,812.0
Amortization of acquisition-related intangible assets	4.3	242.0	111.0	139.0
Amortization of debt discount and issuance costs	14.4	811.0	24.0
Share-based compensation expense	21.5	1,210.0	754.0	376.0
Deferred income taxes	2.0	115.0	(197.0)	72.0
Foreign exchange gains	(116.5)	(6,553.0)	(139.0)	57.0
Gain from sale of equity securities/subsidiaries			(2,137)	(234)
Impairment of investment in equity securities	12.4	700.0
Gain from repurchase of convertible debt	(9.7)	(548.0)
Other	0.7	38.0	(28.0)	51.0
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(12.7)	(714.0)	(966.0)	(526.0)
Prepaid expenses and other assets	(54.6)	(3,069.0)	(1,301.0)	(923.0)
Accounts payable and accrued liabilities	32.4	1,817.0	1,195.0	1,277.0
Deferred revenue	4.2	235.0	401.0	195.0
Assets held for sale			(156)	(411)
Liabilities related to assets held for sale			86	421
Net cash provided by operating activities	276.3	15,546.0	14,705.0	11,529.0
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(172.0)	(9,679.0)	(4,936.0)	(3,984.0)
Proceeds from sale of property and equipment	2.3	132.0
Acquisitions of businesses, net of cash acquired	(113.0)	(6,360.0)	(2,438.0)
Investments in non-marketable equity securities	(0.8)	(45.0)	(14.0)	(47.0)
Proceeds from sale of equity securities	2.1	120.0	2,023.0	174.0
Investments in debt securities	(45.3)	(2,546.0)
Proceeds from maturity of debt securities	10.2	575.0	4,969.0	1,521.0
Investments in term deposits	(304.9)	(17,157.0)	(11,450.0)	(16,585.0)
Maturities of term deposits	128.6	7,234.0	11,290.0	8,512.0
Loans granted	(3.7)	(207.0)	(279.0)
Escrow cash deposit	(11.7)	(656.0)	125.0	219.0
Net cash used in investing activities	(508.2)	(28,589.0)	(710.0)	(10,190.0)
CASH FLOWS PROVIDED BY/(YSED IN) FINANCING ACTIVITIES:
Proceeds from exercise of share options	3.3	191.0	439.0	361.0
Proceeds from issuance of convertible debt	53.0	2,981.0	19,719.0
Repurchases of convertible debt	(114.0)	(6,414.0)
Payment of debt issuance costs	(0.7)	(42.0)	(179.0)
Repurchases of ordinary shares	(149.7)	(8,423.0)	(8,518.0)
Net cash provided by (used in) financing activities	(208.1)	(11,707.0)	11,461.0	361.0
Effect of exchange rate changes on cash and cash equivalents	160.0	9,001.0	513.0	(205.0)
Net change in cash and cash equivalents	(280.0)	(15,749.0)	25,969.0	1,495.0
Cash and cash equivalents at beginning of period	593.6	33,394.0	7,425.0	5,930.0
Cash and cash equivalents at end of period	313.6	17,645.0	33,394.0	7,425.0
Supplemental disclosure of cash flow information:
Cash paid for income taxes	80.8	4,544.0	2,944.0	1,991.0
Cash paid for acquisitions	116.7	6,567.0	2,481.0
Interest paid	5.5	307.0
Non-cash investing activities:
Change in accounts payable for property and equipment	11.4	643.0	193.0	16.0
Non-cash consideration from sale of equity securities				144
Non-cash consideration for purchase of equity securities			112